Lease obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Current	$ 368	$ 315
Non-current	506	229
Lease liability	$ 874	$ 544
Incremental borrowing rate current %	6.00%
Maturity	2024
Miniimums [member]
Statement [Line Items]
Incremental borrowing rate current %	4.00%
Incremental borrowing rate non current %	4.00%
Maturity	2025
Maxiimums [member]
Statement [Line Items]
Incremental borrowing rate current %	6.00%
Incremental borrowing rate non current %	6.00%
Maturity	2027